Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Contract research and development costs		$ 0	$ 486,795
Professional fees	$ 0	608,846	0
Employee compensation costs	2,150,126	1,364,142	157,248
Income tax		0	107,474
Other liabilities	48,442	65,303	238,968
Total accrued expenses and other current liabilities	$ 2,198,568	$ 2,038,291	$ 990,485